Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2018 and 2017:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(3,551)	$(5,987)	$(16,592)	$(19,844)
Adjustment of redeemable non-controlling interest to redemption amount	(935)	-	(935)	-
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(4,486)	(5,987)	(17,527)	(19,844)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	53,722	52,778	53,689	52,733

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.08)	$(0.11)	$(0.33)	$(0.38)
Diluted	$(0.08)	$(0.11)	$(0.33)	$(0.38)